Quarterly Report
September 30, 2023
MFS®  Income Portfolio
MFS® Variable Insurance Trust II
SIS-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 89.5%
Aerospace & Defense – 0.5%
Boeing Co., 5.705%, 5/01/2040	$34,000	$31,368
Boeing Co., 5.805%, 5/01/2050	121,000	109,568
		$140,936
Asset-Backed & Securitized – 15.5%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 8.595% ((SOFR - 3mo. + 0.26161%) + 3%), 10/21/2028 (n)	$250,000	$248,129
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.396% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	100,000	97,440
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.646% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	100,000	93,425
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 8.346% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	256,500	243,843
AREIT 2019-CRE3 Trust, “D”, FLR, 8.096% ((SOFR - 1mo. + 0.11448%) + 2.65%), 9/14/2036 (n)	271,000	250,267
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.032% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	44,226	60,198
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	23,211	21,761
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	110,227	103,332
CLNC 2019-FL1 Ltd., “C”, FLR, 7.841% (SOFR - 1mo. + 2.51448%), 8/20/2035 (n)	265,000	255,414
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	50,184	48,754
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.999%, 8/14/2056	93,513	91,058
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	332,570
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	933,316	9
Cutwater 2015-1A Ltd., “BR”, FLR, 7.369% ((SOFR - 3mo. + 0.26161%) + 1.8%), 1/15/2029 (n)	250,000	247,896
KREF 2021-FL2 Ltd., “D”, FLR, 7.646% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	163,000	140,676
LCCM 2021-FL2 Trust, “C”, FLR, 7.596% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	100,000	91,850
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.996% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	252,902
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.396% ((SOFR - 1mo. + 0.11448%) + 1.95%), 4/15/2034 (n)	219,150	211,896
LoanCore 2019-CRE2 Ltd., “D”, FLR, 7.896% ((SOFR - 1mo. + 0.11448%) + 2.45%), 5/15/2036 (n)	209,000	190,585
MF1 2020-FL4 Ltd., “B”, FLR, 8.196% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	250,000	247,384
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.419% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	250,000	243,690
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.957% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	263,644	251,072
Parallel 2015-1A Ltd., “DR”, FLR, 8.137% ((SOFR - 3mo. + 0.26161%) + 2.55%), 7/20/2027 (n)	250,000	248,759
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 7.691% ((SOFR - 3mo. + 0.26161%) + 2.05%), 2/20/2030 (n)	250,000	245,494
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.384% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	120,000	108,922
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	138,273
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.869% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	250,000	245,268
		$4,710,867
Broadcasting – 0.6%
Discovery Communications LLC, 4.65%, 5/15/2050	$95,000	$67,111
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	157,000	116,657
		$183,768
Brokerage & Asset Managers – 0.7%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$86,000	$71,872
Raymond James Financial, Inc., 4.65%, 4/01/2030	134,000	126,163
		$198,035
Business Services – 0.3%
Global Payments, Inc., 2.9%, 5/15/2030	$120,000	$98,379
Cable TV – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	$176,000	$105,227
Time Warner Cable, Inc., 4.5%, 9/15/2042	77,000	53,347
		$158,574
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$130,000	$126,200

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.9%
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$304,000	$285,856
Consumer Services – 0.7%
Expedia Group, Inc., 3.25%, 2/15/2030		$81,000	$68,510
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)		46,000	38,573
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)		132,000	88,500
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)		46,000	26,561
			$222,144
Electronics – 0.3%
Broadcom, Inc., 4.3%, 11/15/2032		$96,000	$83,754
Emerging Market Quasi-Sovereign – 0.9%
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		$200,000	$179,540
Petroleos Mexicanos, 5.95%, 1/28/2031		108,000	77,301
			$256,841
Emerging Market Sovereign – 1.2%
Dominican Republic, 4.875%, 9/23/2032 (n)		$150,000	$121,663
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		200,000	164,640
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	100,000	80,351
			$366,654
Energy - Independent – 1.5%
EQT Corp., 5%, 1/15/2029		$190,000	$178,602
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		175,000	160,839
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		102,000	99,795
			$439,236
Financial Institutions – 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$195,000	$177,008
Air Lease Corp., 5.85%, 12/15/2027		160,000	157,834
Air Lease Corp., 2.875%, 1/15/2032		200,000	155,884
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		48,000	42,753
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		194,000	164,376
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		200,000	197,100
			$894,955
Food & Beverages – 0.9%
Bacardi Ltd., 5.15%, 5/15/2038 (n)		$115,000	$100,746
Central America Bottling Co., 5.25%, 4/27/2029 (n)		199,000	179,598
			$280,344
Gaming & Lodging – 0.6%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030		$118,000	$100,071
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031		45,000	37,463
Marriott International, Inc., 2.85%, 4/15/2031		61,000	49,172
			$186,706
Insurance – 0.7%
Corebridge Financial, Inc., 4.35%, 4/05/2042		$20,000	$15,123
Corebridge Financial, Inc., 4.4%, 4/05/2052		60,000	43,895
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052		150,000	143,698
			$202,716
Insurance - Health – 0.6%
Humana, Inc., 5.875%, 3/01/2033		$196,000	$194,848

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.9%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$191,000	$182,647
Aon Corp., 4.5%, 12/15/2028	115,000	109,547
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	268,177
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	15,000	12,193
		$572,564
Machinery & Tools – 0.6%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$184,790
Major Banks – 6.7%
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	$61,000	$56,220
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	415,000	318,883
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	215,000	174,871
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	200,000	192,512
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	200,000	205,375
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	148,000	118,357
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	150,222
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	81,000	66,552
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	25,000	24,362
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	59,000	55,654
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	200,000	143,285
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	429,000	346,779
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	215,000	187,770
		$2,040,842
Medical & Health Technology & Services – 1.9%
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	$200,000	$190,165
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	188,512
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	86,378
Tower Health, 4.451%, 2/01/2050	270,000	120,150
		$585,205
Metals & Mining – 0.2%
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	$88,000	$69,829
Midstream – 2.2%
Enbridge, Inc., 3.125%, 11/15/2029	$150,000	$129,296
Enbridge, Inc., 2.5%, 8/01/2033	170,000	126,099
Energy Transfer LP, 5.75%, 2/15/2033	188,000	180,718
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	115,958
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	53,000	48,604
Targa Resources Corp., 4.95%, 4/15/2052	82,000	63,068
		$663,743
Mortgage-Backed – 0.1%
Fannie Mae, 6.5%, 4/01/2032	$7,439	$7,564
Fannie Mae, 3%, 2/25/2033 (i)	29,019	2,480
Fannie Mae, 5.5%, 9/01/2034	2,602	2,559
Fannie Mae, UMBS, 3%, 11/01/2051	24,799	20,517
		$33,120
Municipals – 2.4%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$195,000	$168,339
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	196,903
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	193,733
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	5,000	1,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	75,000	18,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	$174,000	$134,636
		$713,611
Other Banks & Diversified Financials – 1.3%
Ally Financial, Inc., 6.7%, 2/14/2033	$183,000	$158,860
Discover Financial Services, 6.7%, 11/29/2032	161,000	155,628
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	104,000	88,591
		$403,079
Real Estate - Apartment – 0.2%
Mid-America Apartments LP, 2.75%, 3/15/2030	$82,000	$68,977
Real Estate - Office – 0.5%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$209,000	$150,864
Retailers – 0.3%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$54,158
Nordstrom, Inc., 2.3%, 4/08/2024	51,000	49,931
		$104,089
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$274,000	$210,625
Telecommunications - Wireless – 1.1%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$200,000	$138,568
Rogers Communications, Inc., 4.35%, 5/01/2049	223,000	158,867
Rogers Communications, Inc., 4.55%, 3/15/2052	58,000	42,307
		$339,742
Tobacco – 1.2%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$214,269
B.A.T. Capital Corp., 6.343%, 8/02/2030	18,000	17,729
Philip Morris International, Inc., 5.75%, 11/17/2032	146,000	142,456
		$374,454
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.77%, 4/01/2024	$1,880	$1,867
Small Business Administration, 4.99%, 9/01/2024	1,047	1,034
Small Business Administration, 4.86%, 1/01/2025	2,029	1,998
Small Business Administration, 4.625%, 2/01/2025	3,475	3,410
Small Business Administration, 5.11%, 8/01/2025	2,906	2,856
		$11,165
U.S. Treasury Obligations – 36.9%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$1,000,000	$591,836
U.S. Treasury Bonds, 2.375%, 2/15/2042	1,200,000	829,453
U.S. Treasury Bonds, 4%, 11/15/2042	496,000	440,239
U.S. Treasury Bonds, 4.375%, 8/14/2043	420,000	391,847
U.S. Treasury Bonds, 2.25%, 2/15/2052	413,000	253,446
U.S. Treasury Bonds, 4.125%, 8/15/2053	100,000	90,781
U.S. Treasury Notes, 4.25%, 9/30/2024	620,000	612,759
U.S. Treasury Notes, 3.875%, 3/31/2025	300,000	294,035
U.S. Treasury Notes, 4.75%, 7/31/2025	600,000	596,016
U.S. Treasury Notes, 5%, 8/30/2025	300,000	299,391
U.S. Treasury Notes, 0.875%, 6/30/2026 (f)	2,650,000	2,384,379
U.S. Treasury Notes, 2.5%, 3/31/2027	2,807,000	2,607,330
U.S. Treasury Notes, 3.875%, 12/31/2027	886,000	858,693

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.125%, 7/30/2028	$1,000,000	$978,437
		$11,228,642
Utilities - Electric Power – 1.6%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$98,000	$97,712
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	200,000	213,492
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	26,627
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	148,827
		$486,658
Total Bonds		$27,272,812
Investment Companies (h) – 9.3%
Bond Funds – 7.1%
MFS High Yield Pooled Portfolio (v)	276,223	$2,165,586
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 5.4% (v)	645,687	$645,817
Total Investment Companies		$2,811,403

Other Assets, Less Liabilities – 1.2%		379,812
Net Assets – 100.0%		$30,464,027
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,811,403 and $27,272,812, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,753,050, representing 22.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	91,577	EUR	81,101	UBS AG	10/20/2023	$5,773
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	3	$608,133	December – 2023	$(1,558)
U.S. Treasury Note 5 yr	Long	USD	3	316,078	December – 2023	(2,368)
U.S. Treasury Ultra Bond 30 yr	Long	USD	14	1,661,625	December – 2023	(123,982)
U.S. Treasury Ultra Note 10 yr	Long	USD	10	1,115,625	December – 2023	(25,609)
						$(153,517)
At September 30, 2023, the fund had liquid securities with an aggregate value of $125,068 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$11,239,807	$—	$11,239,807
Non - U.S. Sovereign Debt	—	623,495	—	623,495
Municipal Bonds	—	713,611	—	713,611
U.S. Corporate Bonds	—	6,422,285	—	6,422,285
Residential Mortgage-Backed Securities	—	33,120	—	33,120
Commercial Mortgage-Backed Securities	—	1,024,064	—	1,024,064
Asset-Backed Securities (including CDOs)	—	3,686,803	—	3,686,803
Foreign Bonds	—	3,529,627	—	3,529,627
Mutual Funds	2,811,403	—	—	2,811,403
Total	$2,811,403	$27,272,812	$—	$30,084,215
Other Financial Instruments
Futures Contracts – Liabilities	$(153,517)	$—	$—	$(153,517)
Forward Foreign Currency Exchange Contracts – Assets	—	5,773	—	5,773
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$1,563,069	$2,091,176	$1,467,535	$(162,690)	$141,566	$2,165,586
MFS Institutional Money Market Portfolio	212,816	13,323,500	12,890,598	69	30	645,817
	$1,775,885	$15,414,676	$14,358,133	$(162,621)	$141,596	$2,811,403
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$122,400	$—
MFS Institutional Money Market Portfolio	19,303	—
	$141,703	$—